Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination [Abstract]
Business combinations
5. Business Combinations
In June 2020, the Group acquired 92.5% equity interest of a private company, which primarily provides kids programming courses to its users, with cash consideration of RMB7,700. Total consideration was paid by the Group in July 2020. The Group began to consolidate its financial statements from June 2020 and the remaining 7.5% equity interest was recognized as noncontrolling interests on the balance sheet upon the acquisition date. The goodwill was allocated to learning services segment. Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of the acquisition date
RMB
Consideration	7,700
Noncontrolling interests	624

Total	8,324

Cash and cash equivalents	1,302
Other tangible assets	156
Liabilities assumed	(72)
Goodwill	6,938

Total	8,324

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.
In May 2021, the Group acquired 100% equity interest of a private company, which primarily provides kids STEAM courses to its users, with cash consideration of RMB6,050. Total consideration was paid by the Group in June 2021. The Group obtained control and began to consolidate its financial statements from June 2021. The goodwill was allocated to learning services segment. Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities
assumed as
follows
:

As of the acquisition date
RMB
Cash consideration	6,050

Total	6,050

Cash and cash equivalents	354
Other tangible assets	470
Liabilities assumed	(11,869)
Goodwill	17,095

Total	6,050

The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.
In 2020, the Group acquired
 16%
equity interest with liquidation preference of a private company (the “Investee”), which primarily provides offline after-school tutoring services, with cash consideration of RMB30.0 million. The investment was accounted for using measurement alternative. In 2021, the Group acquired additional equity interest with consideration of
RMB22.0
million from previous shareholders, and subscribed newly issued shares of the Investee with consideration of
RMB100.0
million. As a result of these transactions, the Group acquired
55%
equity interest of the Investee and obtained control accordingly. The Group began to consolidate its financial statements following the completion of the transaction. The goodwill was allocated to learning services segment.
Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

	As of the acquisition date	Amortization Period
	RMB
Cash consideration	122,000
Previously held equity interest	27,544
Redeemable noncontrolling interests	106,368

Total	255,912

Cash and cash equivalents	165,783
Other tangible assets	18,040
Identifiable intangible assets :
Trademark	46,000	10 years
Licenses	6,500	10 years
Copyright	4,000	5 years
Students base	3,250	3 years
Deferred tax liabilities	(8,963)
Liabilities assumed	(64,609)
Goodwill	85,911

Total	255,912

The Group’s previously held equity interests in the acquired entity was remeasured to fair value at the acquisition date. For the year ended December 31, 2021, the Group recognized a net re-measurement loss of
RMB2,456 (US$385)
in others, net in the consolidated statement of operations and comprehensive loss.
The
Group
had unpaid consideration of RMB5,129 for the year ended December 31, 2021.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Amortization expenses
and
impairment losses on intangible assets
were RMB2,972 and
RMB56,778
, respectively,

for the year ended December 31, 2021.
The acquisition above did not have a material impact on the Group’s consolidated financial statements, and, therefore, pro forma disclosures have not been presented.